Fair Value Measurements - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Aug. 01, 2023 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023	Dec. 31, 2022
Fortress Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan | $		$ 41.0	$ 43.2
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price		$ 0.25	$ 0.45
Expected Dividend Yield | Level 3 | Black-Scholes Option Pricing Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input		0	0	0	0
PubCo Additional Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	387,696
Fair value of estimated price of shares	$ 7.04
Base PubCo Shares and Backstop Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	950,000
Fair value of estimated price of shares	$ 7.04
Term Loan Derivative Liability | Estimated Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		26.8	24.4
2019 Term Loan and Success Fee
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assumptions of liquidity event term		4 years	4 years
2023 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated share price at conversion	$ 7.04
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares		1,065,341	1,065,341
Stock price		$ 1.75	$ 3.74
Revenue Interest Financing and PIPE Conversion Option | Estimated Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		26.8	24.4